Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Total current assets		$ 17,235	$ 4,307
NON-CURRENT ASSETS:
Total assets		108,769	116,617
CURRENT LIABILITIES:
Accounts payable		4,538	4,746
Accrued and other liabilities		750	642
Total current liabilities		22,536	13,545
NON-CURRENT LIABILITIES:
Promissory note		5,000	5,000
Total non-current liabilities		54,233	63,129
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 21,060,190 and 21,370,280 shares issued and outstanding as of December 31, 2018 and 2019, respectively)		21	21
Additional paid-in capital		75,154	74,767
Accumulated deficit		(43,175)	(34,845)
Total liabilities and stockholders' equity		108,769	116,617
Parent Company [Member]
CURRENT ASSETS:
Cash and cash equivalents		1	17
Due from related parties	[1]	7,696	9,578
Prepayments and other assets		2	29
Total current assets		7,699	9,624
NON-CURRENT ASSETS:
Investment in subsidiaries	[1]	29,944	35,598
Total non-current assets		29,944	35,598
Total assets		37,643	45,222
CURRENT LIABILITIES:
Accounts payable		251	162
Accrued and other liabilities		392	117
Total current liabilities		643	279
NON-CURRENT LIABILITIES:
Promissory note		5,000	5,000
Total non-current liabilities		5,000	5,000
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 21,060,190 and 21,370,280 shares issued and outstanding as of December 31, 2018 and 2019, respectively)		21	21
Additional paid-in capital		75,154	74,767
Accumulated deficit		(43,175)	(34,845)
Total stockholders' equity		32,000	39,943
Total liabilities and stockholders' equity		$ 37,643	$ 45,222

[1]	Eliminated on consolidation